Form N-1A Cover	Feb. 18, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PIMCO ETF TRUST
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2026
Prospectus Date	Feb. 21, 2026